Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.
Entity Central Index Key	0001533490
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000111140
Shareholder Report [Line Items]
Fund Name	Mortgage-Backed Securities Multi-Sector Account Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mortgage-Backed Securities Multi-Sector Account Portfolio (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities Multi-Sector Account Portfolio	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Agency mortgage-backed securities (MBS) generated strong returns for the 12-month reporting period, aided by declining interest rates. MBS performance also benefited from attractive income from higher mortgage coupons, favorable supply-demand dynamics, and expectations for government support to address housing affordability.

  Compared with the Bloomberg U.S. Mortgage Backed Securities Index, security selection was a significant contributor to the fund’s relative performance. Selection in lower-coupon 30-year conventional MBS, particularly those with 2% to 3% coupons, was beneficial. An overall longer-than-benchmark average duration profile, along with an underweight position at the long end of the yield curve, also helped performance.

  Conversely, intraday price fluctuations hurt performance relative to the benchmark. Exposure to higher-coupon 30-year conventional MBS, especially securities with 5% to 6.5% coupons, also hampered performance.

  The fund primarily invests in U.S. dollar-denominated mortgage-backed securities, including securities that are backed or issued by the U.S. government and its agencies (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation), mortgage-related securities issued by private banks and other non-governmental issuers, agency and non-agency collateralized mortgage obligations, as well as other types of mortgage-backed securities as they become available.

  In terms of derivative exposure, the fund maintained meaningful holdings in to-be-announced securities, commonly known as TBAs, which contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Fund	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,043	10,133	10,059
2016	10,168	10,369	10,173
2016	9,986	10,040	10,000
2017	10,040	10,142	10,044
2017	10,161	10,293	10,175
2017	10,262	10,420	10,255
2017	10,219	10,363	10,214
2018	10,084	10,193	10,061
2018	10,147	10,254	10,144
2018	10,210	10,310	10,200
2018	10,195	10,224	10,164
2019	10,441	10,516	10,421
2019	10,714	10,911	10,703
2019	10,956	11,359	10,920
2019	10,991	11,327	10,975
2020	11,212	11,744	11,198
2020	11,425	11,938	11,402
2020	11,458	12,094	11,416
2020	11,478	12,152	11,407
2021	11,451	11,907	11,364
2021	11,388	11,890	11,349
2021	11,445	12,084	11,396
2021	11,363	12,012	11,323
2022	11,066	11,592	11,037
2022	10,477	10,912	10,488
2022	10,288	10,693	10,287
2022	10,029	10,469	10,021
2023	10,009	10,465	10,033
2023	10,190	10,678	10,206
2023	10,027	10,565	10,072
2023	9,994	10,593	10,047
2024	10,200	10,813	10,262
2024	10,197	10,818	10,258
2024	10,774	11,336	10,823
2024	10,714	11,321	10,783
2025	10,858	11,441	10,932
2025	10,785	11,408	10,861
2025	11,133	11,691	11,187
2025	11,419	11,967	11,491
2026	11,702	12,158	11,756

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Mortgage-Backed Securities Multi-Sector Account Portfolio	7.77%	0.43%	1.58%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg U.S. Mortgage Backed Securities Index (Strategy Benchmark)	7.54	0.68	1.63

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 46,551,000
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ (38,000)
InvestmentCompanyPortfolioTurnover	377.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$46,551 Number of Portfolio Holdings710
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government & Agency Mortgage-Backed Securities	106.9%
Short-Term and Other	-6.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Federal National Mortgage Assn.	39.2%
UMBS	23.9
Federal Home Loan Mortgage	22.7
Government National Mortgage Assn.	21.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless